UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from October 1, 2024 to October 31, 2024

Commission File Number of issuing entity: 333-228364-13

Central Index Key Number of issuing entity: 0001839893

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2021-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-228364

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Corey Henry, Phone: 214-292-1930

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

83-6838118

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

The asset-level data for the asset pool of the issuing entity included in Exhibit 102 to the Form ABS-EE filed by the issuing entity with the U.S. Securities and Exchange Commission on November 15, 2024 (the “Form ABS-EE”) is incorporated into this Form 10-D by reference.

The additional asset-level information or explanatory language for the asset pool of the issuing entity included in Exhibit 103 to the Form ABS-EE is also incorporated into this Form 10-D by reference.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

On October 11, 2024, Santander Drive Auto Receivables LLC (the “Depositor”), sold the Class E Asset Backed Notes with a principal balance of $162,810,000 (the “Class E Notes”) issued by Santander Drive Auto Receivables Trust 2021-1 (the “Issuer”), pursuant to the terms of the Note Purchase Agreements, each dated as of October 9, 2024, among Santander Consumer USA Inc. (“SC”), the Depositor and the purchasers listed on Schedule I thereto. The Class E Notes were sold in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933. The Class E Notes were originally issued by the Issuer pursuant to an Indenture, dated as of February 17, 2021, between the Issuer and Citibank, N.A., as indenture trustee.

In addition, on October 11, 2024, the Depositor sold the Certificate, Number R-1, evidencing the beneficial ownership interest in the Issuer (the “Certificate”) issued by the Issuer, to SC pursuant to the terms of the ABS Asset Conveyance Agreement, dated as of October 11, 2024, by and between the Depositor and SC; SC sold the Certificate and Class D Asset Backed Notes issued by the Issuer with an outstanding principal balance of $12,976,728.54 as of September 15, 2024 (reflecting 16.06% of the Class D Notes issued by the Issuer) (the “Class D Notes”) to Santander Consumer Receivables Funding LLC (“SCR Funding”) pursuant to the terms of the Purchase Agreement, dated as of October 11, 2024, by and between SC and SCR Funding; and SCR Funding sold the Certificate and the Class D Notes to Santander Drive Auto Receivables Trust 2024-S2 (the “2024-S2 Issuer”) pursuant to the Sale and Servicing Agreement, dated as of October 11, 2024, by and between SCR Funding, the 2024-S2 Issuer, SC and Citibank, N.A., as indenture trustee. Following the sale of the Certificate and the Class D Notes to the 2024-S2 Issuer, on October 11, 2024, SCR Funding sold the Certificates evidencing the beneficial ownership interest in the 2024-S2 Issuer (the “2024-S2 Certificates”) issued by the 2024-S2 Issuer, pursuant to the terms of the Certificate Purchase Agreements, each dated as of October 9, 2024, by and among SC, SCR Funding and each purchasers listed on Schedule I thereto. The 2024-S2 Certificates were sold in reliance on the exemption from registration under Section 4(a)(2) of the United States Securities Act of 1933. The 2024-S2 Certificates were originally issued by the 2024-S2 Issuer pursuant to an Amended and Restated Trust Agreement, dated as of October 11, 2024, between SCR Funding and Wilmington Trust, National Association, as owner trustee.

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

Please see the disclosure provided with respect to Item 3, Sales of Securities and Use of Proceeds, of this Form 10-D.

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1	Monthly Servicer’s Certificate dated November 12, 2024

Exhibit 102	Asset Data File (Incorporated by reference to Exhibit 102 to Form ABS-EE filed by the issuing entity on November 15, 2024)

Exhibit 103	Asset Related Document (Additional Explanatory Narrative) (Incorporated by reference to Exhibit 103 to Form ABS-EE filed by the issuing entity on November 15, 2024)

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 15, 2024

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2021-1
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Corey Henry
	Name:	Corey Henry
	Title:	Senior Vice President, Treasury

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